Intangible assets - Disclosure of Detailed Information about Intangible Assets (Details) - EUR (€)	1 Months Ended	12 Months Ended				65 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		€ 1,556,000	€ 44,192,000	€ 46,289,000
Acquisitions		0	0	13,000
Additional considerations		2,000,000	587,000	368,000
Disposals		0	0	(39,000)
Depreciation		(3,140,000)	(2,224,000)	(2,440,000)
Impairment of intangible assets		0	(41,000,000)	0	[1]
Transfers		0	0	0
Intangible assets other than goodwill at end of period	€ 1,556,000	416,000	1,556,000	44,192,000		€ 416,000
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		0	0	0
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at end of period		400,000				400,000
Monalizumab Agreement
Disclosure of detailed information about intangible assets [line items]
Depreciation		(1,138,000)	(1,604,000)	(1,942,000)
IPH5201
Disclosure of detailed information about intangible assets [line items]
Depreciation		(2,000,000)	(587,000)	(368,000)
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	(41,000,000)	(41,000,000)	(41,000,000)			0
Purchased licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		1,553,000	3,161,000	5,103,000
Acquisitions		0	0	0
Additional considerations		2,000,000	587,000	368,000
Disposals		0	0	0
Depreciation		(3,140,000)	(2,195,000)	(2,310,000)
Impairment of intangible assets			0
Transfers		0	0	0
Intangible assets other than goodwill at end of period	1,553,000	416,000	1,553,000	3,161,000		416,000
Purchased licenses | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets				0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	29,000	185,000
Acquisitions			0	13,000
Additional considerations		0	0	0
Disposals				(39,000)
Depreciation		0	(29,000)	(130,000)
Impairment of intangible assets			0
Transfers		0	0	0
Intangible assets other than goodwill at end of period	0	0	0	29,000		0
Other intangible assets | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets				0
In progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		0	41,000,000	41,000,000
Acquisitions		0	0	0
Additional considerations		0	0	0
Disposals		0	0	0
Depreciation		0	0	0
Impairment of intangible assets			(41,000,000)
Transfers		0	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0	€ 0	41,000,000		€ 0
In progress | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets				€ 0

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.